Share Capital - Schedule of Share Purchase Warrants - Liability Classified (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 $ / shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 26,606
Ending balance	$ 8,886	$ 26,606
Exchange ratio			0.5
Listed Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares			$ 2.21
Beginning balance (in units) | shares	9,301,152	10,064,255
Exercised (in units) | shares	(8,546,249)	(763,103)
Expired (in units) | shares	(754,903)
Ending balance (in units) | shares	0	9,301,152
Beginning balance	$ 15,072	$ 9,667
Exercised	(15,200)	(924)
Fair value adjustment	128	6,329
Ending balance	$ 0	$ 15,072
Aris Unlisted Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares			6.00
Beginning balance (in units) | shares	1,650,000	1,650,000
Exercised (in units) | shares	(203,750)
Expired (in units) | shares	(1,446,250)
Ending balance (in units) | shares	0	1,650,000
Beginning balance	$ 553	$ 588
Exercised	(87)
Fair value adjustment	209	(35)
Expired	675
Ending balance	$ 0	$ 553
Aris Listed Warrants
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share) | $ / shares			$ 5.50
Beginning balance (in units) | shares	29,059,377	29,084,377
Exercised (in units) | shares	(2,700)	(25,000)
Ending balance (in units) | shares	29,056,677	29,059,377
Beginning balance	$ 10,981	$ 11,173
Exercised	(2)	(21)
Fair value adjustment	(2,093)	(171)
Ending balance	$ 8,886	$ 10,981